Stockholders Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Schedule of Common Stock

For the six-months ended June 30, 2017 and twelve-months ended December 31 2016, the Company issued the following common stock:

Transaction Type		Quantity (shares)	Valuation ($)	Range of Value Per Share

2016 Equity Transactions
Common Stock issued Board of Directors Compensation	(1)	62,000	$42,000	0.60-1.00

Common stock issued per Agreement and Waiver and Agreement to Convert	(2)	1,790,092	822,524	0.25-.625

Common Stock Offering	(3)	3,155,000	7,538,000	1.00-2.70

Common Stock Award	(4)	25,000	15,000	0.60

Common Stock Issued for Services	(5)	300,000	136,250	0.25-1.00

Common Stock Issued for Conversion of Debt	(6)	443,156	110,789	0.25

Total 2016 Equity Transactions		5,775,248	$8,664,563	0.25-2.65

2017 Equity Transactions (through June 30, 2017)
Common Stock Offering	(7)	69,667	$209,000	3.00

Commons Stock Issued per Exercise of Warrants	(8)	1,666,667	5,000,000	3.00

Common Stock Issued per Exercise of Options	(9)	30,000	78,000	2.60

Total 2017 Equity Transactions (through June 30, 2017)		1,766,334	$5,287,000	$2.60-3.00

Transaction Type		Quantity	Valuation	Range of Value per Share
2015 Equity Transactions

Common stock issued per Waiver and Conversion Agreement	(1)	1,718,585	$429,646	$0.25

Common stock issued per Employment Agreement of CEO	(2)	750,000	173,688	0.25

Common stock issued per Stock Rights Offering	(3)	3,782,666	2,210,032	0.60

Common stock issued per Stock Rights Offering- to be issued	(4)	500,000	500,000	1.00
December 31 2015		6,751,251	$3,313,366	$0.25-1.00
Common Stock issued Board of Directors Compensation	(5)	62,000	62,000	1.00

Common stock issued per Waiver and Conversion Agreement	(6)	1,790,092	822,524	0.25-0.625

Common Stock offering	(7)	3,155,000	7,538,000	1.00-2.70

Common Stock Award	(8)	25,000	65,000	2.60

Common Stock Issued for Services	(9)	300,000	804,000	1.00-3.40

Common Stock Issued for Conversion of Debt	(10)	443,156	110,789	0.25

December 31, 2016		5,575,248	$9,370,563	$0.25-2.70

Schedule of Stock Options - Assumptions

The following is a summary of the Company’s Preferred Stock Activity:

Transaction Type	Quantity	Valuation	Range of Value per Share

2016 Preferred Stock Transactions

Preferred Stock Issued per August 2016 Election	13,056,932	$44,393,569	$3.40

Total 2016 Preferred Stock Transactions	13,056,932	$44,393,569	$3.40

2017 Preferred Stock Transactions (through June 30, 2017)

Preferred Stock Issued per August 2016 Election	400,000	$1,360,000	$3.40

Total 2017 Preferred Stock Transactions (through June 30, 2017)	400,000	$1,360,000	3.40

The following is a summary of the Company’s Preferred Stock Activity

Transaction Type	Quantity	Valuation	Range of Value per Share
2015 Preferred Stock Transactions
	—	$—	$—

December 31 2015	—	$—	$—

Common stock issued per Waiver and Conversion Agreement	13,056,932	44,393,469	$3.40

December 31, 2016	5,575,248	$44,393,469	$$3.40

Schedule of Stock Option Activity

The following is a summary of the Company’s stock option activity:

		Weighted Average	Weighted Average Remaining Contractual Life	Aggregate Intrinsic
	Options	Exercise Price	(In Years)	Value
2016 Activity
Exercised	—	$—	$—	$—
Granted	1,150,000	0.835	10.00	3,404,000
Forfeited/Cancelled	—	—	—	—
Balance- December 31, 2016	1,150,000	0.835	8.16	$3,404,000
Exercised	(30,000)	2.60	—	(78,000)
Granted	3,105,000	0.883	8.38	$6,220,850
Forfeited/Cancelled	—	—	—	—
Balance- June 30, 2017	3,075,000	$0.883	8.00	$6,142,850

			Weighted Average	Aggregate
		Weighted Average	Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance- December 31, 2014	200,000	0.375	2.18	$324,829
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Balance- December 31, 2015	200,000	0.375	2.18	$324,829
Exercised	—	—	—	—
Granted	1,150,000	0.835	1.38	$1,700,000
Forfeited/Cancelled	—	—	—	—
Balance- December 31, 2016	1,350,000	0.835	1.38	$1,700,000

Schedule of Summary of Warrant Activity

The following is a summary of the Company’s stock warrant activity:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2015	9,728,984	$0.289	1.7
Issued	3,826,667	3.28	1.8
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2016	13,555,651	$0.72	1.7

Issued	60,000	3.00	2.9
Exercised	(1,666,667)	3.00	—
Cancelled/Forfeited	—	—	—
Balance, June 30, 2017	11,948,984	$0.83	1.9

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2014	9,728,984	0.375	2.2
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2015	9,728,984	$0.375	2.2
Issued	3,826,667	$3.28	2.0
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2016	13,555,651	$1.20	2.5